Financial instruments and risk management - Summary of impact of hedging instrument on statement of financial position (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Nominal	$ 1,522	$ 1,656
Carrying amount	134	58
Aluminium embedded derivatives separated from the power contract
Disclosure of detailed information about financial instruments [line items]
Nominal	1,522	1,656
Carrying amount	46	42
Change in fair value in the period	23	29
Embedded derivatives in other financial assets	66	66
Embedded derivatives in other financial liabilities	20	24
Highly Probable Forecast Aluminum Sales
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve	184	196
Change in fair value in the period	(49)	(50)
Highly Probable Forecast Aluminum Sales | Cash flow hedge reserve
Disclosure of detailed information about financial instruments [line items]
Total hedging gain/(loss) recognised reserves	27	36
Hedge ineffectiveness in the period	(4)	(7)
Amount reclassified from reserves to income statement	$ 40	$ 19